Leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of Lease Rental Income

The Company’s lease rental income for the three and nine months ended September 30, 2023 and 2022 were as follows:

	Three Months Ended September 30,
	2023			2022
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$139,373	$10,043	$149,416	$149,729	$11,801	$161,530
Interest income on net investment in finance leases	26,295	—	26,295	26,842	—	26,842
Interest income on container leaseback financing receivable	13,238	—	13,238	12,216	—	12,216
Variable lease revenue	3,186	362	3,548	4,043	521	4,564
Total lease rental income	$182,092	$10,405	$192,497	$192,830	$12,322	$205,152

	Nine Months Ended September 30,
	2023			2022
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$420,501	$30,574	$451,075	$448,053	$36,502	$484,555
Interest income on net investment in finance leases	78,807	—	78,807	81,402	—	81,402
Interest income on container leaseback financing receivable	36,903	—	36,903	29,968	—	29,968
Variable lease revenue	11,142	1,634	12,776	10,038	1,139	11,177
Total lease rental income	$547,353	$32,208	$579,561	$569,461	$37,641	$607,102

Schedule of Components of Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Future minimum lease payments receivable	$2,380,340	$2,487,365
Residual value of containers	46,960	47,686
Less: unearned income	(664,574)	(713,736)
Net investment in finance leases (1)	1,762,726	1,821,315
Less: Allowance for credit losses	(843)	(1,279)
Net investment in finance leases, net (2)	$1,761,883	$1,820,036
Amounts due within one year	132,824	130,913
Amounts due beyond one year	1,629,059	1,689,123
Net investment in finance leases, net	$1,761,883	$1,820,036

(1)
One major customer represented 82.2% and 80.8% of the Company’s finance leases portfolio as of September 30, 2023 and December 31, 2022, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

(2)
As of September 30, 2023 and December 31, 2022, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,533,656 and $1,659,155, respectively, and was measured using Level 2 inputs.

Schedule of Components of Container Leaseback Financing Receivable

The following table represents the components of the container leaseback financing receivable as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Future minimum payments receivable	$1,266,662	$1,179,515
Less: unearned income	(388,724)	(354,769)
Container leaseback financing receivable (1)	877,938	824,746
Less: Allowance for credit losses	(50)	(114)
Container leaseback financing receivable, net (2)	$877,888	$824,632
Amounts due within one year	57,812	53,652
Amounts due beyond one year	820,076	770,980
Container leaseback financing receivable, net	$877,888	$824,632

(1)
One major customer represented 98.5% and 97.4% of the Company’s container leaseback financing receivable portfolio as of September 30, 2023 and December 31, 2022, respectively.

(2)
As of September 30, 2023 and December 31, 2022, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $743,676 and $732,951, respectively, and was measured using Level 2 inputs.